2. Summary of significant accounting policies (Details Narrative 1) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY	Dec. 31, 2011 ZHEJIANG TIANLAN CNY	Dec. 31, 2013 ZHEJIANG JIAHUAN CNY	Dec. 31, 2012 ZHEJIANG JIAHUAN CNY
Research and Development Costs	$ 427	$ 930	$ 200	15,018	14,890	11,560	3,893	3,442
Advertising and promotional expenses	$ 12	$ 21	$ 61	25	26	128